Summary of Maturity Analysis of Lease Payments (Detail) $ in Thousands	Dec. 31, 2023 CAD ($)
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease receipts	$ 1,028,669
Undiscounted finance lease receipts	7,413
Unearned finance income on finance lease receipts	(1,639)
Net investment in finance lease	5,774
Less than one year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease receipts	430,702
Undiscounted finance lease receipts	764
One to five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease receipts	540,906
Undiscounted finance lease receipts	3,176
More than five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease receipts	57,061
Undiscounted finance lease receipts	$ 3,473